Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (1,781,366)	$ (1,719,213)	$ (2,328,295)	$ (6,779,256)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services	835,936	7,500
Amortization of debt discount	10,513
Depreciation		10,967	17,206	5,674
Write-off of note receivable				70,000
Impairment expense			79,566	1,817,739
Fair value of warrants issued for services		139,440	185,920	276,920
Common stock issued for services			47,700	362,440
Amortization of right of use assets		43,756	40,647	46,173
Change in fair value of convertible notes payable	28,245
Changes in operating assets and liabilities:
Prepaid expenses	82,843	(45,182)	(40,588)	149,502
Other current assets				480,000
Deferred revenue	9,700
Other assets	15,442	(16,522)	3,780	(12,557)
Accounts payable and accrued expenses	(5,601)	(127,743)	(69,487)	71,375
Related party payable				(17,820)
Operating lease liabilities		(43,600)	(43,462)	(43,926)
Net cash used in operating activities	(804,288)	(1,750,597)	(2,107,013)	(3,573,736)
Cash flows from investing activities
Advances to suppliers for software	(110,000)			(560,593)
Issuance of note receivable				(70,000)
Payments for property and equipment		(65,557)	(67,624)	(19,484)
Net cash used in investing activities	(110,000)	(65,557)	(67,624)	(650,077)
Cash flows from financing activities
Issuance of common stock with warrants	125,000
Issuance of notes payable	125,000
Issuance of convertible notes payable	551,500
Payment of stock issuance costs	(4,590)
Repayment of note payable		(65,040)	(65,040)	(160,558)
Net cash provided by financing activities	796,910	(65,040)	(65,040)	(160,558)
Effect of exchange rate changes on cash	(1,160)	(2,655)	(6,407)	(600)
Net decrease in cash	(118,538)	(1,883,849)	(2,246,084)	(4,384,971)
Cash as of beginning of period	928,619	3,174,703	3,174,703	7,559,674
Cash as of end of period	810,081	1,290,854	928,619	3,174,703
Supplemental disclosure of cash flow information
Cash paid for interest			1,408	1,977
Supplemental disclosure of cash flow information
Stock issued for advances to suppliers				231,000
Right of use assets obtained on operating lease commencement		24,581	24,503	94,841
Note payable issued for prepaid insurance policy				$ 133,291
Warrants issued with notes payable	$ 32,460